Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	CarLotz, Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001759008
Amendment Flag	false